U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type

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1. Name and address of issuer:

     Keyport Variable Account I

     Keyport Life Insurance Company

     125 High Street

     Boston, MA 02110

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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list securities or classes): [X]

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3. Investment Company Act File Number: 811-03930

      Securities Act File Number: 2-98384

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4(a). Last day of fiscal year for which this Form is filed: 12/31/01

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction

          A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this

          Form.

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5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during

           the fiscal year pursuant to section 24(f):

                                                           $ 1,752,460

                                                          _________________

    (ii)   Aggregate price of securities redeemed or

           repurchased during the fiscal year:

                                                           - 1,154,070

                                                          _________________

    (iii)  Aggregate price of securities redeemed or

           repurchased during any prior fiscal year

           ending no earlier than October 11, 1995

           that were not previously used to reduce

           registration fees payable to the

           Commission:                                      +     0

                                                          _________________

    (iv)   Total available redemption credits (add Items

           5(ii) and 5(iii):                                - 1,154,070

                                                          _________________

    (v)    Net sales--if Item 5(i) is greater that Item

           5(iv) [subtract Item 5(iv) for Item 5(i)]:       $ 598,390

                                                          _________________

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    (vi)   Redemption credits available for use in future

           years -- if Item 5(i) is less than Item 5(iv)  $  (0)

           [subtract Item 5(iv) from Item 5(I)]:          _________________

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    (vii)  Multiplier for determining registration fee

           (see Instruction C.9):                            x .000092

                                                          _________________

    (viii) Registration fee due [multiply Item 5(v) by

           Item 5(vii)] (enter "0" if no fee is due):     $  55.05

                                                          _________________

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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997. then report the amount of securities (number of shares or other units)
deducted here:_____________________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________________

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7.   Interest due -- if this Form is being filed more that 90

     days after the end of the issuer's fiscal year (see

     Instruction D):                                      +  0

                                                         __________________

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8.   Total of the amount of the registration fee due plus

     any interest due [line 5(viii) plus line 7]

                                                          =  55.05

                                                         __________________

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9.   Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

           Method of Delivery:

                               [X] Wire Transfer

                               [ ] Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James J. Klopper
James J. Klopper, Assistant Vice President

Date	March 28, 2002

*Please print the name and title of the signing officer below the signature.

[Keyport Logo]

March 28, 2002

James A. McNulty, III, President

Keyport Life Insurance Company

125 High Street

Boston, MA 02110

RE: OPINION OF COUNSEL - Keyport Variable Account I

Dear Mr. McNulty:

I am serving as counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to fiscal year 2001 of

Keyport Variable Account I.

Based on my review of relevant materials, it is my opinion that the securities sold in the fiscal year for which Form 24F-2 is being filed were legally-issued, fully paid and non-assessable.

You may attach this opinion letter, or a copy thereof, to Form 24F-2.

Sincerely,

/s/ Elizabeth B. Love

Elizabeth B. Love, Esq.

opinion.ltr

Keyport Life Insurance Company, 125 High Street, Boston, MA 02110